N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA Separate Account VA-3
Entity Central Index Key	0001364783
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

Location in Prospectus
FEES AND EXPENSES

Charges for Early Withdrawals	● None* *The Contract does not impose a withdrawal charge, but the Underlying Funds may impose a fee in connection with a withdrawal from the Investment Account.	Withdrawals and surrenders

Transaction Charges
●
  None*
●
  To the extent your employer’s plan provides for loans, if you request a loan there are fees associated with a loan.

*The Contract does not impose a transfer charge, but the Underlying Funds may impose a fee in connection with a transfer from the Investment Acco unt
.

Transfers and access to your money Loans

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Levels 1–4) 1	0.10%²	0.75%²	What are the charges and expenses of the Contract?
	Investment Options (Underlying Fund fees and expenses)	0.02%³	1.12%³	Appendix A—Funds available under the Contract
	Optional benefits available for an additional charge (for a single optional benefit, if elected) 4	None	None	Transfers and access to your money

¹ A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.

² As a percentage of average Accumulation. The contractual maximum fee is 2.00%.

³ As a percentage of fund assets.

4
  There is no charge for any elected optional benefit under your Contract.

Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Costs: $119	Highest Annual Cost: $1,724

Assumes:
●
  Investment of $100,000
●
  5% annual appreciation
●
  Least expensive combination of Contract Levels
1
and Underlying Fund fees and expenses
●
  No optional benefits
●
  No sales charges or advisory fees
●
  No additional purchase payments, transfers or withdrawals

Assumes:
●
  Investment of $100,000
●
  5% annual appreciation
●
  Most expensive combination of Contract Levels,
2
optional benefits
3
and Underlying Fund fees and expenses
●
  No sales charges or advisory fees
●
  No additional purchase payments, transfers or withdrawals

1
  Includes the lowest annual cost of a Contract Level, which is a Level 1 Contract.
2
  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
3
  There is no charge for any elected optional benefit under your Contract.

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals	● None* *The Contract does not impose a withdrawal charge, but the Underlying Funds may impose a fee in connection with a withdrawal from the Investment Account.	Withdrawals and surrenders

Transaction Charges [Text Block]

Transaction Charges
●
  None*
●
  To the extent your employer’s plan provides for loans, if you request a loan there are fees associated with a loan.

*The Contract does not impose a transfer charge, but the Underlying Funds may impose a fee in connection with a transfer from the Investment Acco unt
.

Transfers and access to your money Loans

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Levels 1–4) 1	0.10%²	0.75%²	What are the charges and expenses of the Contract?
	Investment Options (Underlying Fund fees and expenses)	0.02%³	1.12%³	Appendix A—Funds available under the Contract
	Optional benefits available for an additional charge (for a single optional benefit, if elected) 4	None	None	Transfers and access to your money

¹ A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.

² As a percentage of average Accumulation. The contractual maximum fee is 2.00%.

³ As a percentage of fund assets.

4
  There is no charge for any elected optional benefit under your Contract.

Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Costs: $119	Highest Annual Cost: $1,724

Assumes:
●
  Investment of $100,000
●
  5% annual appreciation
●
  Least expensive combination of Contract Levels
1
and Underlying Fund fees and expenses
●
  No optional benefits
●
  No sales charges or advisory fees
●
  No additional purchase payments, transfers or withdrawals

Assumes:
●
  Investment of $100,000
●
  5% annual appreciation
●
  Most expensive combination of Contract Levels,
2
optional benefits
3
and Underlying Fund fees and expenses
●
  No sales charges or advisory fees
●
  No additional purchase payments, transfers or withdrawals

1
  Includes the lowest annual cost of a Contract Level, which is a Level 1 Contract.
2
  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
3
  There is no charge for any elected optional benefit under your Contract.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.10%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.75%	[1],[2]
Base Contract (N-4) Footnotes [Text Block]	A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.02%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.12%	[3]
Investment Options Footnotes [Text Block]	As a percentage of fund assets.
Optional Benefits Minimum [Percent]	0.00%	[4]
Optional Benefits Maximum [Percent]	0.00%	[4]
Optional Benefits Footnotes [Text Block]	There is no charge for any elected optional benefit under your Contract.
Lowest and Highest Annual Cost [Table Text Block]

Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Costs: $119	Highest Annual Cost: $1,724

Assumes:
●
  Investment of $100,000
●
  5% annual appreciation
●
  Least expensive combination of Contract Levels
1
and Underlying Fund fees and expenses
●
  No optional benefits
●
  No sales charges or advisory fees
●
  No additional purchase payments, transfers or withdrawals

Assumes:
●
  Investment of $100,000
●
  5% annual appreciation
●
  Most expensive combination of Contract Levels,
2
optional benefits
3
and Underlying Fund fees and expenses
●
  No sales charges or advisory fees
●
  No additional purchase payments, transfers or withdrawals

1
  Includes the lowest annual cost of a Contract Level, which is a Level 1 Contract.
2
  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
3
  There is no charge for any elected optional benefit under your Contract.

Lowest Annual Cost [Dollars]	$ 119
Highest Annual Cost [Dollars]	$ 1,724
Risks [Table Text Block]
RISKS
Risk of Loss	● You can lose money by investing in your Contract, including loss of principal.	Principal risks of investing in the Contract
Not a Short-Term Investment
●
  The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●
  Subject to your employer’s plan, investors may not be able to redeem their Accumulation from their Contract, except under limited circumstances.

●
  The benefits of a tax deferred product, adding Premiums over time to the value your Contract and long-term income means the Contract is generally more beneficial to investors with a long-term horizon.

●
  If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.
Principal risks of investing in the Contract
Risks Associated with Investment Options
●
  An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., Underlying Funds).

●
  Each investment option (including any fixed account investment option) has its own unique risks.

●
  You should review the investment options before making an investment decision.
Principal risks of investing in the Contract

Location in Prospectus
Insurance Company Risks
●
  An investment in the Contract is subject to risks related to TIAA, and any obligations, guarantees or benefits of the Contract are subject to TIAA’s claims-paying ability. More information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.
Principal risks of investing in the Contract

Investment Restrictions [Text Block]
●
  Not all of the Underlying Funds listed in this prospectus under
“Appendix A—Funds available under the Contract”
may be available under your employer’s plan. You may only invest in those Underlying Funds under the terms of your employer’s plan.
●
  Your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.
●
  We have adopted policies and procedures to discourage market timing and frequent transaction activity and to control certain transfer activity.
●
  We reserve the right to limit transfers and exchanges into or out of an Investment Account in circumstances of frequent activity.
●
  We reserve the right to add or close investment accounts, substitute another fund or other investment vehicles or combine investment accounts.

Optional Benefit Restrictions [Text Block]	● To the e xtent any optional benefits are available under your Contract, they are subject to a minimum dollar amount.
Tax Implications [Text Block]
●
  You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
●
  Generally, you are not taxed until you make a withdrawal from the Contract. Withdrawals on your Contract will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.
●
  Subject to your employer’s plan, premium taxes may apply with respect to the Contract.
●
  If you purchase the Contract through a
tax-qualified
plan, you do not get any additional tax benefit.

Investment Professional Compensation [Text Block]
●
	Your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]
●
	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.
Item 4. Fee Table [Text Block]
Fee and expense tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering, or making withdrawals from the Contract. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, request a loan, or transfer Contract value between investment options. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. State premium taxes may also be deducted.

TRANSACTION EXPENSES

	Charge
Contracts	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee 1	none	none	none	none
Retirement Plan Loan (Loan Origination Fee) 2	$125	$125	$125	$125
Retirement Plan Loan (Annual Maintenance Fee) 2	$25	$25	$25	$25

1	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.

2	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.
The next table describes the fees and expenses that you will pay each year
 during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES

Charge
Contract- Accumulation Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.10%	0.30%	0.45%	0.75%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none

1	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

Charge
Contract- Payout Annuity Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none

1	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: “Appendix A—Funds available under the Contract.”

ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	3.74%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.12%

*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.
The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,251	$3,894	$6,739	$14,840
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,456	$4,523	$7,812	$17,110
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063

LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,609	$4,993	$8,611	$18,784
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,917	$5,929	$10,193	$22,058
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES

	Charge
Contracts	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee 1	none	none	none	none
Retirement Plan Loan (Loan Origination Fee) 2	$125	$125	$125	$125
Retirement Plan Loan (Annual Maintenance Fee) 2	$25	$25	$25	$25

1	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.

2	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.

Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
 during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES

Charge
Contract- Accumulation Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.10%	0.30%	0.45%	0.75%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none

1	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

Charge
Contract- Payout Annuity Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none

1	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

Administrative Expense, Footnotes [Text Block]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
Optional Benefit Expense, Footnotes [Text Block]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
Annual Portfolio Company Expenses [Table Text Block]
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: “Appendix A—Funds available under the Contract.”

ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	3.74%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.12%

*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.

Portfolio Company Expenses, Footnotes [Text Block]	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.
The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,251	$3,894	$6,739	$14,840
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,456	$4,523	$7,812	$17,110
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063

LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,609	$4,993	$8,611	$18,784
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,917	$5,929	$10,193	$22,058
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

Annuitize Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.
The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,251	$3,894	$6,739	$14,840
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,456	$4,523	$7,812	$17,110
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063

LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,609	$4,993	$8,611	$18,784
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,917	$5,929	$10,193	$22,058
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

No Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.
The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,251	$3,894	$6,739	$14,840
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,456	$4,523	$7,812	$17,110
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063

LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,609	$4,993	$8,611	$18,784
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,917	$5,929	$10,193	$22,058
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

Item 5. Principal Risks [Table Text Block]
Principal risks of investing in the Contract
Investing in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this prospectus. Additional risks and details regarding various risk and benefits of investing in the Contract are described in relevant sections of this prospectus. The Contract may be subject to additional risks other than those identified and described in the prospectus.
Risk of Loss
. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Not a Short-Term Investment
. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. Subject to your employer’s plan, this Contract may not be an appropriate investment for an investor who needs ready access to cash, since you may not be permitted to redeem your Accumulation from the Contract, except under limited circumstances. If you make early withdrawals, you may be subject to pay ordinary income tax, including a 10% premature distribution tax penalty if you are under age 59
1
⁄
2
.

Investment Risk
. As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the Underlying Funds. Performance can vary depending on the performance of the Underlying Funds you selected. You bear the risk of any decline in your Accumulation of your Contract resulting from the performance of the Underlying Funds you have chosen. Your Accumulation could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. We do not guarantee the investment performance of the Separate Account or the Underlying Funds, and you bear the entire investment risk. Information regarding the Underlying Funds available under your Contract is provided below in this prospectus under
“Appendix A—Funds available under the
 Contract.”
Risks Associated with TIAA
. An investment in the Contract is subject to risks related to TIAA and any obligations, guarantees or benefits of the Contract are subject to TIAA’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected Contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.
Possible Adverse Tax Consequences
. The tax rules applicable to the Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a qualified tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Cybersecurity and Certain Business Continuity Risks
. With the increased use of technologies such as the internet to conduct business, we, any third party administrator, the Underlying Funds, intermediaries and other affiliated or third party service providers are susceptible to cybersecurity risks. In general, cybersecurity attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cybersecurity attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a
“denial-of-service”
attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.
Cybersecurity failures by us or any of our service providers, the Underlying Funds, or the issuers of securities in which the Underlying Funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your Accumulation Units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cybersecurity attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cybersecurity risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cybersecurity attack tactics. As a result, it is possible that we or our service providers or the Underlying Funds will not be able to adequately identify or prepare for all cybersecurity attacks. In addition, we cannot directly control the cybersecurity plans or systems implemented by our service providers or the Underlying Funds.
We are exposed to risks related to natural and
man-made
disasters, such as storms, fires, earthquakes, public health crises and acts of terrorism, which could adversely affect our ability to administer the contract. In the event that a natural or man-made
disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made
disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

COVID-19
Risk
. The
COVID-19
pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the
COVID-19
pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.

Item 10. Benefits Available (N-4) [Text Block]
Benefits available under the Contracts
The following table summarizes information about the benefits available under the Contracts.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Death benefit
The amount of the death benefit is the Accumulation on the Valuation Day that we authorize payment of the death benefit.	Standard	None	● Withdrawals could significantly reduce the death benefit.
Lump-sum benefit
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $1,000 from one or more of the investment accounts.	Optional	None
●
  Subject generally to a minimum amount of $1,000.

●
  A
lump-sum
benefit will not be available before the earliest date permitted under your employer’s plan.

●
  The portion of your Accumulation available to you as a
lump-sum
benefit may be limited by your employer’s plan.

●
  If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump-sum
benefit is subject to the rights of your spouse.

●
  Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Systematic Withdrawals
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the investment accounts on a systematic basis.	Optional	None
●
  Subject generally to a minimum amount of $100.

●
  May be paid semi-monthly, monthly, quarterly, semi-annually or annually.

●
  If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump-sum
benefit is subject to the rights of your spouse.

●
  Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.

Systematic Internal Transfers
Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account or to your companion TIAA contract on a systematic basis.
	Optional	None	● Subject generally to a minimum amount of $100 and may be subject to a redemption charge. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.
Systematic Withdrawals to Pay Financial Advisory Fees
Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor.
	Optional	None
●
  Systematic withdrawals to pay financial advisory fees are subject special rules.

●
  We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

●
  The amount withdrawn is subject to a minimum amount of $100.

●
  Withdrawals will lower your Contract value.

●
  You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contracts.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Death benefit
The amount of the death benefit is the Accumulation on the Valuation Day that we authorize payment of the death benefit.	Standard	None	● Withdrawals could significantly reduce the death benefit.
Lump-sum benefit
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $1,000 from one or more of the investment accounts.	Optional	None
●
  Subject generally to a minimum amount of $1,000.

●
  A
lump-sum
benefit will not be available before the earliest date permitted under your employer’s plan.

●
  The portion of your Accumulation available to you as a
lump-sum
benefit may be limited by your employer’s plan.

●
  If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump-sum
benefit is subject to the rights of your spouse.

●
  Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Systematic Withdrawals
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the investment accounts on a systematic basis.	Optional	None
●
  Subject generally to a minimum amount of $100.

●
  May be paid semi-monthly, monthly, quarterly, semi-annually or annually.

●
  If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump-sum
benefit is subject to the rights of your spouse.

●
  Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.

Systematic Internal Transfers
Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account or to your companion TIAA contract on a systematic basis.
	Optional	None	● Subject generally to a minimum amount of $100 and may be subject to a redemption charge. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.
Systematic Withdrawals to Pay Financial Advisory Fees
Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor.
	Optional	None
●
  Systematic withdrawals to pay financial advisory fees are subject special rules.

●
  We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

●
  The amount withdrawn is subject to a minimum amount of $100.

●
  Withdrawals will lower your Contract value.

●
  You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

Optional Benefit Expense, Footnotes [Text Block]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A—Funds available under the Contract
The following is a list of Funds available under the Contract. The availability of Funds to invest in may vary by Employer and you should refer to your plan documents for the list of available Funds. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: www.tiaa.org/access_pro. You can also request this information at no cost by calling
800-842-2252.
The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	TIAA-CREF Bond Index Fund (Institutional Class) Teachers Advisors, LLC	0.07%		-13.24%	-0.16%	0.88%
Fixed Income	TIAA-CREF Core Bond Fund (Institutional Class) Teachers Advisors, LLC	0.29%		-13.24%	0.20%	1.49%
Fixed Income	TIAA-CREF Core Impact Bond Fund (Institutional Class) Teachers Advisors, LLC	0.38%		-14.01%	-0.05%	1.57%
Fixed Income	TIAA-CREF Core Plus Bond Fund (Institutional Class) Teachers Advisors, LLC	0.30%		-13.32%	0.37%	1.68%
Equity	TIAA-CREF Emerging Markets Equity Fund (Institutional Class) Teachers Advisors, LLC	0.90%		-20.02%	-3.65%	0.25%
Equity	TIAA-CREF Emerging Markets Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.19%		-20.22%	-1.62%	1.16%
Equity	TIAA-CREF Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-19.17%	8.76%	12.10%
Fixed Income	TIAA-CREF Green Bond Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-12.98%	N/A	N/A
Equity	TIAA-CREF Growth & Income Fund (Institutional Class) Teachers Advisors, LLC	0.41%		-22.11%	7.32%	11.48%

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	TIAA-CREF High-Yield Fund (Institutional Class) Teachers Advisors, LLC	0.36%		-9.83%	1.79%	3.48%
Fixed Income	TIAA-CREF Inflation-Linked Bond Fund (Institutional Class) Teachers Advisors, LLC	0.25%		-7.20%	2.29%	0.93%
Fixed Income	TIAA-CREF International Bond Fund (Institutional Class) Teachers Advisors, LLC	0.60	% 2	-11.37%	0.06%	N/A
Equity	TIAA-CREF International Equity Fund (Institutional Class) Teachers Advisors, LLC	0.46%		-17.33%	0.01%	4.18%
Equity	TIAA-CREF International Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-14.20%	1.76%	4.73%
Equity	TIAA-CREF International Opportunities Fund (Institutional Class) Teachers Advisors, LLC	0.61%		-24.47%	2.22%	N/A
Equity	TIAA-CREF Large-Cap Growth Fund (Institutional Class) Teachers Advisors, LLC	0.41%		-32.76%	8.17%	12.86%
Equity	TIAA-CREF Large-Cap Growth Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-29.17%	10.90%	14.03%
Equity	TIAA-CREF Large-Cap Value Fund (Institutional Class) Teachers Advisors, LLC	0.41%		-6.99%	6.25%	9.71%
Equity	TIAA-CREF Large-Cap Value Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-7.54%	6.63%	10.24%
Asset Allocation	TIAA-CREF Lifecycle Retirement Income Fund (Institutional Class) Teachers Advisors, LLC	0.37	% 2	-12.51%	2.91%	4.67%
Asset Allocation	TIAA-CREF Lifecycle 2010 Fund (Institutional Class) Teachers Advisors, LLC	0.37	% 2	-12.40%	2.93%	4.98%
Asset Allocation	TIAA-CREF Lifecycle 2015 Fund (Institutional Class) Teachers Advisors, LLC	0.38	% 2	-12.85%	3.17%	5.44%
Asset Allocation	TIAA-CREF Lifecycle 2020 Fund (Institutional Class) Teachers Advisors, LLC	0.39	% 2	-13.52%	3.32%	5.94%

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	TIAA-CREF Lifecycle 2025 Fund (Institutional Class) Teachers Advisors, LLC	0.41	% 2	-14.32%	3.68%	6.57%
Asset Allocation	TIAA-CREF Lifecycle 2030 Fund (Institutional Class) Teachers Advisors, LLC	0.42	% 2	-15.16%	4.02%	7.17%
Asset Allocation	TIAA-CREF Lifecycle 2035 Fund (Institutional Class) Teachers Advisors, LLC	0.43	% 2	-15.98%	4.35%	7.75%
Asset Allocation	TIAA-CREF Lifecycle 2040 Fund (Institutional Class) Teachers Advisors, LLC	0.44	% 2	-16.67%	4.71%	8.23%
Asset Allocation	TIAA-CREF Lifecycle 2045 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.32%	5.06%	8.50%
Asset Allocation	TIAA-CREF Lifecycle 2050 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.65%	5.09%	8.56%
Asset Allocation	TIAA-CREF Lifecycle 2055 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.73%	5.13%	8.61%
Asset Allocation	TIAA-CREF Lifecycle 2060 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.79%	5.20%	N/A
Asset Allocation	TIAA-CREF Lifecycle 2065 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.70%	N/A	N/A
Asset Allocation	TIAA-CREF Lifecycle Index Retirement Income Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-13.46%	3.14%	4.58%
Asset Allocation	TIAA-CREF Lifecycle Index 2010 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-13.24%	3.13%	4.90%
Asset Allocation	TIAA-CREF Lifecycle Index 2015 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-13.80%	3.39%	5.37%
Asset Allocation	TIAA-CREF Lifecycle Index 2020 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-14.36%	3.64%	5.94%
Asset Allocation	TIAA-CREF Lifecycle Index 2025 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-15.02%	4.05%	6.62%

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	TIAA-CREF Lifecycle Index 2030 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-15.70%	4.48%	7.29%
Asset Allocation	TIAA-CREF Lifecycle Index 2035 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-16.28%	4.90%	7.94%
Asset Allocation	TIAA-CREF Lifecycle Index 2040 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-16.68%	5.35%	8.51%
Asset Allocation	TIAA-CREF Lifecycle Index 2045 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.24%	5.76%	8.82%
Asset Allocation	TIAA-CREF Lifecycle Index 2050 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.50%	5.83%	8.91%
Asset Allocation	TIAA-CREF Lifecycle Index 2055 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.57%	5.89%	8.97%
Asset Allocation	TIAA-CREF Lifecycle Index 2060 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.59%	5.98%	N/A
Asset Allocation	TIAA-CREF Lifecycle Index 2065 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.61%	N/A	N/A
Equity	TIAA-CREF Mid-Cap Growth Fund (Institutional Class) Teachers Advisors, LLC	0.48%		-33.08%	4.17%	8.74%
Equity	TIAA-CREF Mid-Cap Value Fund (Institutional Class) Teachers Advisors, LLC	0.45%		-10.34%	4.37%	8.63%
Money Market	TIAA-CREF Money Market Fund (Institutional Class) Teachers Advisors, LLC	0.13%		1.48%	1.15%	0.68%
Equity	TIAA-CREF Quant International Small-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.72%		-18.34%	-2.19%	N/A
Equity	TIAA-CREF Quant Small/Mid-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.48%		-16.41%	8.99%	N/A
Equity	TIAA-CREF Quant Small-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.42%		-15.44%	5.40%	10.40%

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	TIAA-CREF Real Estate Securities Fund (Institutional Class) Teachers Advisors, LLC	0.47%		-28.73%	4.84%	7.30%
Equity	TIAA-CREF S&P 500 Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-18.12%	9.37%	12.50%
Fixed Income	TIAA-CREF Short Duration Impact Bond Fund (Institutional Class) Teachers Advisors, LLC	0.35	% 2	-3.79%	N/A	N/A
Fixed Income	TIAA-CREF Short-Term Bond Fund (Institutional Class) Teachers Advisors, LLC	0.26%		-2.89%	1.28%	1.27%
Fixed Income	TIAA-CREF Short-Term Bond Index Fund (Institutional Class) Teachers Advisors, LLC	0.09%		-3.78%	0.82%	N/A
Equity	TIAA-CREF Small-Cap Blend Index Fund (Institutional Class) Teachers Advisors, LLC	0.06%		-20.29%	4.25%	9.19%
Equity	TIAA-CREF Social Choice Equity Fund (Institutional Class) Teachers Advisors, LLC	0.18%		-17.77%	9.23%	12.02%
Equity	TIAA-CREF Social Choice International Equity Fund (Institutional Class) Teachers Advisors, LLC	0.37%		-14.78%	2.24%	N/A
Specialty	TIAA-CREF Social Choice Low Carbon Equity Fund (Institutional Class) Teachers Advisors, LLC	0.31%		-18.19%	9.43%	N/A
Equity	Nuveen Mid Cap Value Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.79	% 2	-10.32%	N/A	N/A
Specialty	Nuveen Real Asset Income Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.80%		-11.72%	1.96%	N/A
Equity	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Winslow Capital Management, LLC (Subadviser)	0.56	% 2	-31.24%	10.93%	N/A
Specialty	Amana Growth Fund (Institutional Shares) Saturna Capital Corporation	0.64%		-19.22%	14.20%	N/A

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Amana Income Fund (Institutional Class) Saturna Capital Corporation	0.77%		-8.51%	8.87%	N/A
Fixed Income	Amana Participation Fund (Institutional Shares) Saturna Capital Corporation	0.56%		-4.64%	1.64%	N/A
Equity	American Beacon Bridgeway Large Cap Growth Fund (Class R6) American Beacon Advisors, Inc. (Investment adviser) and Bridgeway Capital Management, LLC. (Subadviser)	0.76	% 2	-25.15%	N/A	N/A
Equity	American Century Mid Cap Value Fund (Class R6) American Century Investment Management, Inc.	0.62%		-1.13%	7.07%	N/A
Equity	American Funds EuroPacific Growth Fund (Class R6) Capital Research and Management Company	0.46%		-22.72%	1.54%	5.30%
Specialty	American Funds New Perspective Fund (Class R6) Capital Research and Management Company	0.41%		-25.61%	7.69%	10.29%
Equity	American Funds Washington Mutual Investors Fund (Class R6) Capital Research and Management Company	0.26%		-8.18%	9.41%	12.25%
Equity	Ariel Appreciation Fund (Institutional Class) Ariel Investments, LLC	0.79%		-12.16%	5.19%	9.67%
Fixed Income	BlackRock High Yield Bond Fund (Class K) ¹	0.51%		-10.34%	2.47%	4.25%
Fixed Income	BlackRock Inflation Protected Bond Fund (Class K) ¹	0.30	% 2	-11.47%	2.18%	1.05%
Equity	Champlain Mid Cap Fund (Institutional Class) Champlain Investment Partners, LLC	0.85%		-26.30%	9.36%	12.82%
Equity	Delaware Emerging Markets Fund (Class R6) Delaware Management Company (Investment adviser) and Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited (Subadviser)	1.12	% 2	-28.61%	-1.84%	N/A

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Delaware Small Cap Value Fund (Class R6) D elaware Management Company ( Investment adviser) and Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited (Subadviser)	0.70%		-12.06%	4.46%	N/A
Equity	DFA Emerging Markets Portfolio (Institutional Class) Dimensional Fund Advisors LP (Investment adviser) and Dimensional Fund Advisors Ltd. and DFA Australia Limited (Subadviser)	0.36	% 2	-16.88%	-0.55%	1.79%
Equity	DFA US Sustainability Core 1 Portfolio (Institutional Class) Dimensional Fund Advisors LP	0.17%		-17.84%	9.41%	12.44%
Equity	Dodge & Cox International Stock Fund (Class I)¹	0.62%		-6.78%	1.25%	4.81%
Equity	Invesco Discovery Mid Cap Growth Fund (Class R6) Invesco Advisers, Inc.	0.67%		-30.81%	8.77%	N/A
Equity	iShares Russell Mid-Cap Index Fund (Class K) BlackRock Advisors, LLC (Investment adviser) and BlackRock Fund Advisors (Subadviser)	0.06%		-17.24%	7.10%	N/A
Equity	JPMorgan Equity Income Fund (Class R6) JPMorgan Investment Management Inc.	0.45%		-1.64%	9.21%	12.01%
Equity	JPMorgan Large Cap Growth Fund (Class R6) JPMorgan Investment Management Inc.	0.44	% 2	-25.21%	14.27%	15.50%
Equity	JPMorgan Small Cap Value Fund (Class R6) JPMorgan Investment Management Inc.	0.74	% 2	-13.23%	4.77%	8.46%
Equity	Lazard International Equity Portfolio (Class R6) Lazard Asset Management LLC	0.80	% 2	-14.82%	0.56%	N/A
Fixed Income	Lord Abbett High Yield Fund (Class R6)¹	0.60%		-13.41%	1.16%	N/A
Specialty	MFS International Diversification Fund (Class R6) Massachusetts Financial Services Company	0.72	% 2	-17.02%	3.00%	N/A
Equity	MFS Mid Cap Growth Fund (Class R6) Massachusetts Financial Services Company	0.66	% 2	-28.29%	9.19%	N/A

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	MFS Mid Cap Value Fund (Class R6) Massachusetts Financial Services Company	0.62	% 2	-8.64%	7.75%	N/A
Equity	MFS Value Fund (Class R6) Massachusetts Financial Services Company	0.43	% 2	-5.80%	7.64%	11.29%
Equity	Nationwide Geneva Small Cap Growth Fund (Class R6) Nationwide Fund Advisors (Investment adviser) and Geneva Capital Management LLC (Subadviser)	0.84%		-24.42%	7.53%	N/A
Equity	Northern Global Sustainability Index Fund (Class K) Northern Trust Investments, Inc.	0.24%		-19.37%	N/A	N/A
Equity	Parnassus Core Equity Fund (Institutional Class) Parnassus Investments, LLC	0.61%		-18.45%	10.66%	12.64%
Equity	Parnassus Mid Cap Growth Fund (Institutional Shares) Parnassus Investments, LLC	0.68%		-33.45%	1.99%	N/A
Equity	Parnassus Mid Cap Fund (Institutional Shares) Parnassus Investments, LLC	0.75%		-21.41%	4.98%	N/A
Equity	Parnassus Value Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.65	% 2	-13.61%	10.93%	N/A
Fixed Income	PGIM Total Return Bond Fund (Class R6) PGIM Investments LLC (Investment Adviser) and PGIM, Inc. (Subadviser)	0.39	% 2	-14.86%	0.09%	1.80%
Fixed Income	PIMCO Income Fund (Institutional Class) ¹	0.51%		-7.81%	1.69%	4.00%
Fixed Income	Templeton Global Bond F un d (Class R6) Franklin Advisers, Inc.	0.55	% 2	-5.79%	-2.42%	N/A
Equity	T. Rowe Price ® Blue Chip Growth Fund (I Class) T. Rowe Price ® Associates, Inc.	0.56%		-38.51%	5.38%	N/A
Equity	T. Rowe Price® Large-Cap Growth Fund (I Class) T. Rowe Price ® Associates, Inc.	0.55%		-35.18%	8.35%	13.85%
Equity	T. Rowe Price ® QM U.S. Small-Cap Growth Equity Fund (I Class) T. Rowe Price ® Associates, Inc.	0.64%		-22.31%	5.89%	N/A

			Average Annual Total Returns (12/31/22)
Type	Fu n d and Adviser/Su b advis e r	Current expenses	One year	Five year	Ten year
Equity	Vanguard ® Balanced Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.07%	-16.90%	5.50%	7.77%
Index	Vanguard ® Emerging Markets Stock Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.10%	-17.74%	-0.31%	1.59%
Equity	Vanguard ® Equity Income Fund (Admiral Shares) Wellington Management Company, LLP and The Vanguard Group, Inc.	0.19%	0.0005%	8.91%	11.79%
Equity	Vanguard ® Explorer Fund (Admiral Shares) ArrowMark Partners; ClearBridge Investments, LLC; Stephens Investment Management Group, LLC; Wellington Management Company, LLP and The Vanguard Group, Inc.	0.34%	-23.17%	8.56%	11.65%
Index	Vanguard® Extended Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.04%	-26.45%	4.90%	9.65%
Money Market	Vanguard® Federal Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.11%	1.55%	1.18%	0.71%
E qu ity	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.16%	-21.29%	N/A	N/A
In de x	Vanguard ® FTSE Social Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.14%	-24.22%	N/A	N/A
Fixed Income	Vanguard ® Inflation-Protected Securities Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	-11.85%	1.97%	1.01%
Index	Vanguard ® Institutional Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	-18.13%	9.41%	12.55%
Fixed Income	Vanguard ® Intermediate-Term Treasury Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	-10.34%	0.43%	0.80%
Equity	Vanguard® Mid-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	-18.71%	7.32%	11.10%
Equity	Vanguard® Real Estate Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.12%	-26.20%	3.68%	6.42%

			Average Annual Total Returns (12/31/22)
Type	F u nd a nd Adviser/Subadv iser	Current expenses	One year	Five year	Ten year
Equity	Vanguard ® Selected Value Fund (Investor Shares) Cooke & Bieler, LP; Donald Smith & Co., Inc. and Pzena Investment Management, LLC	0.38%	-7.44%	5.41%	10.15%
Equity	Vanguard® Small-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	-17.61%	5.94%	10.11%
Index	Vanguard® Small-Cap Value Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.06%	-9.31%	5.80%	10.29%
Fixed Income	Vanguard ® Total Bond Market Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.035%	-13.15%	0.01%	1.02%
Fixed Income	Vanguard ® Total International Bond Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.07%	-12.89%	-0.20%	N/A
Equity	Vanguard ® Total International Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.11%	-16.01%	1.09%	4.06%
Equity	Vanguard ® Total Stock Market Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.04%	-19.53%	8.71%	12.08%
Equity	Vanguard ® Total World Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	-18.01%	N/A	N/A
Money Market	Vanguard ® Treasury Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.09%	1.50%	1.18%	0.70%
Equity	Vanguard ® Wellington Fund (Admiral Shares) Wellington Management Company, LLP	0.17%	-14.26%	6.02%	8.46%
Fixed Income	Western Asset Core Plus Bond Fund (Class IS) Legg Mason Partners Fund Advisor, LLC (Investment adviser) Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd in Japan (Subadviser)	0.42%	-18.85%	-0.70%	1.57%

1	If the name of the adviser or sub-adviser is not listed, it is because the name is incorporated into the name of the Fund or the fund company.

2	The Fund’s annual expenses reflect temporary fee reductions.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. The availability of Funds to invest in may vary by Employer and you should refer to your plan documents for the list of available Funds. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: www.tiaa.org/access_pro. You can also request this information at no cost by calling
800-842-2252.

Portfolio Companies [Table Text Block]

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	TIAA-CREF Bond Index Fund (Institutional Class) Teachers Advisors, LLC	0.07%		-13.24%	-0.16%	0.88%
Fixed Income	TIAA-CREF Core Bond Fund (Institutional Class) Teachers Advisors, LLC	0.29%		-13.24%	0.20%	1.49%
Fixed Income	TIAA-CREF Core Impact Bond Fund (Institutional Class) Teachers Advisors, LLC	0.38%		-14.01%	-0.05%	1.57%
Fixed Income	TIAA-CREF Core Plus Bond Fund (Institutional Class) Teachers Advisors, LLC	0.30%		-13.32%	0.37%	1.68%
Equity	TIAA-CREF Emerging Markets Equity Fund (Institutional Class) Teachers Advisors, LLC	0.90%		-20.02%	-3.65%	0.25%
Equity	TIAA-CREF Emerging Markets Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.19%		-20.22%	-1.62%	1.16%
Equity	TIAA-CREF Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-19.17%	8.76%	12.10%
Fixed Income	TIAA-CREF Green Bond Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-12.98%	N/A	N/A
Equity	TIAA-CREF Growth & Income Fund (Institutional Class) Teachers Advisors, LLC	0.41%		-22.11%	7.32%	11.48%

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	TIAA-CREF High-Yield Fund (Institutional Class) Teachers Advisors, LLC	0.36%		-9.83%	1.79%	3.48%
Fixed Income	TIAA-CREF Inflation-Linked Bond Fund (Institutional Class) Teachers Advisors, LLC	0.25%		-7.20%	2.29%	0.93%
Fixed Income	TIAA-CREF International Bond Fund (Institutional Class) Teachers Advisors, LLC	0.60	% 2	-11.37%	0.06%	N/A
Equity	TIAA-CREF International Equity Fund (Institutional Class) Teachers Advisors, LLC	0.46%		-17.33%	0.01%	4.18%
Equity	TIAA-CREF International Equity Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-14.20%	1.76%	4.73%
Equity	TIAA-CREF International Opportunities Fund (Institutional Class) Teachers Advisors, LLC	0.61%		-24.47%	2.22%	N/A
Equity	TIAA-CREF Large-Cap Growth Fund (Institutional Class) Teachers Advisors, LLC	0.41%		-32.76%	8.17%	12.86%
Equity	TIAA-CREF Large-Cap Growth Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-29.17%	10.90%	14.03%
Equity	TIAA-CREF Large-Cap Value Fund (Institutional Class) Teachers Advisors, LLC	0.41%		-6.99%	6.25%	9.71%
Equity	TIAA-CREF Large-Cap Value Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-7.54%	6.63%	10.24%
Asset Allocation	TIAA-CREF Lifecycle Retirement Income Fund (Institutional Class) Teachers Advisors, LLC	0.37	% 2	-12.51%	2.91%	4.67%
Asset Allocation	TIAA-CREF Lifecycle 2010 Fund (Institutional Class) Teachers Advisors, LLC	0.37	% 2	-12.40%	2.93%	4.98%
Asset Allocation	TIAA-CREF Lifecycle 2015 Fund (Institutional Class) Teachers Advisors, LLC	0.38	% 2	-12.85%	3.17%	5.44%
Asset Allocation	TIAA-CREF Lifecycle 2020 Fund (Institutional Class) Teachers Advisors, LLC	0.39	% 2	-13.52%	3.32%	5.94%

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	TIAA-CREF Lifecycle 2025 Fund (Institutional Class) Teachers Advisors, LLC	0.41	% 2	-14.32%	3.68%	6.57%
Asset Allocation	TIAA-CREF Lifecycle 2030 Fund (Institutional Class) Teachers Advisors, LLC	0.42	% 2	-15.16%	4.02%	7.17%
Asset Allocation	TIAA-CREF Lifecycle 2035 Fund (Institutional Class) Teachers Advisors, LLC	0.43	% 2	-15.98%	4.35%	7.75%
Asset Allocation	TIAA-CREF Lifecycle 2040 Fund (Institutional Class) Teachers Advisors, LLC	0.44	% 2	-16.67%	4.71%	8.23%
Asset Allocation	TIAA-CREF Lifecycle 2045 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.32%	5.06%	8.50%
Asset Allocation	TIAA-CREF Lifecycle 2050 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.65%	5.09%	8.56%
Asset Allocation	TIAA-CREF Lifecycle 2055 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.73%	5.13%	8.61%
Asset Allocation	TIAA-CREF Lifecycle 2060 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.79%	5.20%	N/A
Asset Allocation	TIAA-CREF Lifecycle 2065 Fund (Institutional Class) Teachers Advisors, LLC	0.45	% 2	-17.70%	N/A	N/A
Asset Allocation	TIAA-CREF Lifecycle Index Retirement Income Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-13.46%	3.14%	4.58%
Asset Allocation	TIAA-CREF Lifecycle Index 2010 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-13.24%	3.13%	4.90%
Asset Allocation	TIAA-CREF Lifecycle Index 2015 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-13.80%	3.39%	5.37%
Asset Allocation	TIAA-CREF Lifecycle Index 2020 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-14.36%	3.64%	5.94%
Asset Allocation	TIAA-CREF Lifecycle Index 2025 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-15.02%	4.05%	6.62%

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	TIAA-CREF Lifecycle Index 2030 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-15.70%	4.48%	7.29%
Asset Allocation	TIAA-CREF Lifecycle Index 2035 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-16.28%	4.90%	7.94%
Asset Allocation	TIAA-CREF Lifecycle Index 2040 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-16.68%	5.35%	8.51%
Asset Allocation	TIAA-CREF Lifecycle Index 2045 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.24%	5.76%	8.82%
Asset Allocation	TIAA-CREF Lifecycle Index 2050 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.50%	5.83%	8.91%
Asset Allocation	TIAA-CREF Lifecycle Index 2055 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.57%	5.89%	8.97%
Asset Allocation	TIAA-CREF Lifecycle Index 2060 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.59%	5.98%	N/A
Asset Allocation	TIAA-CREF Lifecycle Index 2065 Fund (Institutional Class) Teachers Advisors, LLC	0.10	% 2	-17.61%	N/A	N/A
Equity	TIAA-CREF Mid-Cap Growth Fund (Institutional Class) Teachers Advisors, LLC	0.48%		-33.08%	4.17%	8.74%
Equity	TIAA-CREF Mid-Cap Value Fund (Institutional Class) Teachers Advisors, LLC	0.45%		-10.34%	4.37%	8.63%
Money Market	TIAA-CREF Money Market Fund (Institutional Class) Teachers Advisors, LLC	0.13%		1.48%	1.15%	0.68%
Equity	TIAA-CREF Quant International Small-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.72%		-18.34%	-2.19%	N/A
Equity	TIAA-CREF Quant Small/Mid-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.48%		-16.41%	8.99%	N/A
Equity	TIAA-CREF Quant Small-Cap Equity Fund (Institutional Class) Teachers Advisors, LLC	0.42%		-15.44%	5.40%	10.40%

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	TIAA-CREF Real Estate Securities Fund (Institutional Class) Teachers Advisors, LLC	0.47%		-28.73%	4.84%	7.30%
Equity	TIAA-CREF S&P 500 Index Fund (Institutional Class) Teachers Advisors, LLC	0.05%		-18.12%	9.37%	12.50%
Fixed Income	TIAA-CREF Short Duration Impact Bond Fund (Institutional Class) Teachers Advisors, LLC	0.35	% 2	-3.79%	N/A	N/A
Fixed Income	TIAA-CREF Short-Term Bond Fund (Institutional Class) Teachers Advisors, LLC	0.26%		-2.89%	1.28%	1.27%
Fixed Income	TIAA-CREF Short-Term Bond Index Fund (Institutional Class) Teachers Advisors, LLC	0.09%		-3.78%	0.82%	N/A
Equity	TIAA-CREF Small-Cap Blend Index Fund (Institutional Class) Teachers Advisors, LLC	0.06%		-20.29%	4.25%	9.19%
Equity	TIAA-CREF Social Choice Equity Fund (Institutional Class) Teachers Advisors, LLC	0.18%		-17.77%	9.23%	12.02%
Equity	TIAA-CREF Social Choice International Equity Fund (Institutional Class) Teachers Advisors, LLC	0.37%		-14.78%	2.24%	N/A
Specialty	TIAA-CREF Social Choice Low Carbon Equity Fund (Institutional Class) Teachers Advisors, LLC	0.31%		-18.19%	9.43%	N/A
Equity	Nuveen Mid Cap Value Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.79	% 2	-10.32%	N/A	N/A
Specialty	Nuveen Real Asset Income Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.80%		-11.72%	1.96%	N/A
Equity	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Winslow Capital Management, LLC (Subadviser)	0.56	% 2	-31.24%	10.93%	N/A
Specialty	Amana Growth Fund (Institutional Shares) Saturna Capital Corporation	0.64%		-19.22%	14.20%	N/A

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Amana Income Fund (Institutional Class) Saturna Capital Corporation	0.77%		-8.51%	8.87%	N/A
Fixed Income	Amana Participation Fund (Institutional Shares) Saturna Capital Corporation	0.56%		-4.64%	1.64%	N/A
Equity	American Beacon Bridgeway Large Cap Growth Fund (Class R6) American Beacon Advisors, Inc. (Investment adviser) and Bridgeway Capital Management, LLC. (Subadviser)	0.76	% 2	-25.15%	N/A	N/A
Equity	American Century Mid Cap Value Fund (Class R6) American Century Investment Management, Inc.	0.62%		-1.13%	7.07%	N/A
Equity	American Funds EuroPacific Growth Fund (Class R6) Capital Research and Management Company	0.46%		-22.72%	1.54%	5.30%
Specialty	American Funds New Perspective Fund (Class R6) Capital Research and Management Company	0.41%		-25.61%	7.69%	10.29%
Equity	American Funds Washington Mutual Investors Fund (Class R6) Capital Research and Management Company	0.26%		-8.18%	9.41%	12.25%
Equity	Ariel Appreciation Fund (Institutional Class) Ariel Investments, LLC	0.79%		-12.16%	5.19%	9.67%
Fixed Income	BlackRock High Yield Bond Fund (Class K) ¹	0.51%		-10.34%	2.47%	4.25%
Fixed Income	BlackRock Inflation Protected Bond Fund (Class K) ¹	0.30	% 2	-11.47%	2.18%	1.05%
Equity	Champlain Mid Cap Fund (Institutional Class) Champlain Investment Partners, LLC	0.85%		-26.30%	9.36%	12.82%
Equity	Delaware Emerging Markets Fund (Class R6) Delaware Management Company (Investment adviser) and Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited (Subadviser)	1.12	% 2	-28.61%	-1.84%	N/A

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Delaware Small Cap Value Fund (Class R6) D elaware Management Company ( Investment adviser) and Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited (Subadviser)	0.70%		-12.06%	4.46%	N/A
Equity	DFA Emerging Markets Portfolio (Institutional Class) Dimensional Fund Advisors LP (Investment adviser) and Dimensional Fund Advisors Ltd. and DFA Australia Limited (Subadviser)	0.36	% 2	-16.88%	-0.55%	1.79%
Equity	DFA US Sustainability Core 1 Portfolio (Institutional Class) Dimensional Fund Advisors LP	0.17%		-17.84%	9.41%	12.44%
Equity	Dodge & Cox International Stock Fund (Class I)¹	0.62%		-6.78%	1.25%	4.81%
Equity	Invesco Discovery Mid Cap Growth Fund (Class R6) Invesco Advisers, Inc.	0.67%		-30.81%	8.77%	N/A
Equity	iShares Russell Mid-Cap Index Fund (Class K) BlackRock Advisors, LLC (Investment adviser) and BlackRock Fund Advisors (Subadviser)	0.06%		-17.24%	7.10%	N/A
Equity	JPMorgan Equity Income Fund (Class R6) JPMorgan Investment Management Inc.	0.45%		-1.64%	9.21%	12.01%
Equity	JPMorgan Large Cap Growth Fund (Class R6) JPMorgan Investment Management Inc.	0.44	% 2	-25.21%	14.27%	15.50%
Equity	JPMorgan Small Cap Value Fund (Class R6) JPMorgan Investment Management Inc.	0.74	% 2	-13.23%	4.77%	8.46%
Equity	Lazard International Equity Portfolio (Class R6) Lazard Asset Management LLC	0.80	% 2	-14.82%	0.56%	N/A
Fixed Income	Lord Abbett High Yield Fund (Class R6)¹	0.60%		-13.41%	1.16%	N/A
Specialty	MFS International Diversification Fund (Class R6) Massachusetts Financial Services Company	0.72	% 2	-17.02%	3.00%	N/A
Equity	MFS Mid Cap Growth Fund (Class R6) Massachusetts Financial Services Company	0.66	% 2	-28.29%	9.19%	N/A

				Average Annual Total Returns (12/31/22)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	MFS Mid Cap Value Fund (Class R6) Massachusetts Financial Services Company	0.62	% 2	-8.64%	7.75%	N/A
Equity	MFS Value Fund (Class R6) Massachusetts Financial Services Company	0.43	% 2	-5.80%	7.64%	11.29%
Equity	Nationwide Geneva Small Cap Growth Fund (Class R6) Nationwide Fund Advisors (Investment adviser) and Geneva Capital Management LLC (Subadviser)	0.84%		-24.42%	7.53%	N/A
Equity	Northern Global Sustainability Index Fund (Class K) Northern Trust Investments, Inc.	0.24%		-19.37%	N/A	N/A
Equity	Parnassus Core Equity Fund (Institutional Class) Parnassus Investments, LLC	0.61%		-18.45%	10.66%	12.64%
Equity	Parnassus Mid Cap Growth Fund (Institutional Shares) Parnassus Investments, LLC	0.68%		-33.45%	1.99%	N/A
Equity	Parnassus Mid Cap Fund (Institutional Shares) Parnassus Investments, LLC	0.75%		-21.41%	4.98%	N/A
Equity	Parnassus Value Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.65	% 2	-13.61%	10.93%	N/A
Fixed Income	PGIM Total Return Bond Fund (Class R6) PGIM Investments LLC (Investment Adviser) and PGIM, Inc. (Subadviser)	0.39	% 2	-14.86%	0.09%	1.80%
Fixed Income	PIMCO Income Fund (Institutional Class) ¹	0.51%		-7.81%	1.69%	4.00%
Fixed Income	Templeton Global Bond F un d (Class R6) Franklin Advisers, Inc.	0.55	% 2	-5.79%	-2.42%	N/A
Equity	T. Rowe Price ® Blue Chip Growth Fund (I Class) T. Rowe Price ® Associates, Inc.	0.56%		-38.51%	5.38%	N/A
Equity	T. Rowe Price® Large-Cap Growth Fund (I Class) T. Rowe Price ® Associates, Inc.	0.55%		-35.18%	8.35%	13.85%
Equity	T. Rowe Price ® QM U.S. Small-Cap Growth Equity Fund (I Class) T. Rowe Price ® Associates, Inc.	0.64%		-22.31%	5.89%	N/A

			Average Annual Total Returns (12/31/22)
Type	Fu n d and Adviser/Su b advis e r	Current expenses	One year	Five year	Ten year
Equity	Vanguard ® Balanced Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.07%	-16.90%	5.50%	7.77%
Index	Vanguard ® Emerging Markets Stock Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.10%	-17.74%	-0.31%	1.59%
Equity	Vanguard ® Equity Income Fund (Admiral Shares) Wellington Management Company, LLP and The Vanguard Group, Inc.	0.19%	0.0005%	8.91%	11.79%
Equity	Vanguard ® Explorer Fund (Admiral Shares) ArrowMark Partners; ClearBridge Investments, LLC; Stephens Investment Management Group, LLC; Wellington Management Company, LLP and The Vanguard Group, Inc.	0.34%	-23.17%	8.56%	11.65%
Index	Vanguard® Extended Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.04%	-26.45%	4.90%	9.65%
Money Market	Vanguard® Federal Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.11%	1.55%	1.18%	0.71%
E qu ity	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.16%	-21.29%	N/A	N/A
In de x	Vanguard ® FTSE Social Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.14%	-24.22%	N/A	N/A
Fixed Income	Vanguard ® Inflation-Protected Securities Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	-11.85%	1.97%	1.01%
Index	Vanguard ® Institutional Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	-18.13%	9.41%	12.55%
Fixed Income	Vanguard ® Intermediate-Term Treasury Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	-10.34%	0.43%	0.80%
Equity	Vanguard® Mid-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	-18.71%	7.32%	11.10%
Equity	Vanguard® Real Estate Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.12%	-26.20%	3.68%	6.42%

			Average Annual Total Returns (12/31/22)
Type	F u nd a nd Adviser/Subadv iser	Current expenses	One year	Five year	Ten year
Equity	Vanguard ® Selected Value Fund (Investor Shares) Cooke & Bieler, LP; Donald Smith & Co., Inc. and Pzena Investment Management, LLC	0.38%	-7.44%	5.41%	10.15%
Equity	Vanguard® Small-Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	-17.61%	5.94%	10.11%
Index	Vanguard® Small-Cap Value Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.06%	-9.31%	5.80%	10.29%
Fixed Income	Vanguard ® Total Bond Market Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.035%	-13.15%	0.01%	1.02%
Fixed Income	Vanguard ® Total International Bond Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.07%	-12.89%	-0.20%	N/A
Equity	Vanguard ® Total International Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.11%	-16.01%	1.09%	4.06%
Equity	Vanguard ® Total Stock Market Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.04%	-19.53%	8.71%	12.08%
Equity	Vanguard ® Total World Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	-18.01%	N/A	N/A
Money Market	Vanguard ® Treasury Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.09%	1.50%	1.18%	0.70%
Equity	Vanguard ® Wellington Fund (Admiral Shares) Wellington Management Company, LLP	0.17%	-14.26%	6.02%	8.46%
Fixed Income	Western Asset Core Plus Bond Fund (Class IS) Legg Mason Partners Fund Advisor, LLC (Investment adviser) Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd in Japan (Subadviser)	0.42%	-18.85%	-0.70%	1.57%

1	If the name of the adviser or sub-adviser is not listed, it is because the name is incorporated into the name of the Fund or the fund company.

2	The Fund’s annual expenses reflect temporary fee reductions.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	● You can lose money by investing in your Contract, including loss of principal.
Principal Risk [Text Block]
Risk of Loss
. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
●
  The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●
  Subject to your employer’s plan, investors may not be able to redeem their Accumulation from their Contract, except under limited circumstances.

●
  The benefits of a tax deferred product, adding Premiums over time to the value your Contract and long-term income means the Contract is generally more beneficial to investors with a long-term horizon.

●
  If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.

Principal Risk [Text Block]
Not a Short-Term Investment
. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. Subject to your employer’s plan, this Contract may not be an appropriate investment for an investor who needs ready access to cash, since you may not be permitted to redeem your Accumulation from the Contract, except under limited circumstances. If you make early withdrawals, you may be subject to pay ordinary income tax, including a 10% premature distribution tax penalty if you are under age 59
1
⁄
2
.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
●
  An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., Underlying Funds).

●
  Each investment option (including any fixed account investment option) has its own unique risks.

●
  You should review the investment options before making an investment decision.

Principal Risk [Text Block]
Investment Risk
. As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the Underlying Funds. Performance can vary depending on the performance of the Underlying Funds you selected. You bear the risk of any decline in your Accumulation of your Contract resulting from the performance of the Underlying Funds you have chosen. Your Accumulation could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. We do not guarantee the investment performance of the Separate Account or the Underlying Funds, and you bear the entire investment risk. Information regarding the Underlying Funds available under your Contract is provided below in this prospectus under
“Appendix A—Funds available under the
 Contract.”
Risks Associated with TIAA
. An investment in the Contract is subject to risks related to TIAA and any obligations, guarantees or benefits of the Contract are subject to TIAA’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected Contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
●
	An investment in the Contract is subject to risks related to TIAA, and any obligations, guarantees or benefits of the Contract are subject to TIAA’s claims-paying ability. More information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.
Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences
. The tax rules applicable to the Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a qualified tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Cybersecurity and Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity and Certain Business Continuity Risks
. With the increased use of technologies such as the internet to conduct business, we, any third party administrator, the Underlying Funds, intermediaries and other affiliated or third party service providers are susceptible to cybersecurity risks. In general, cybersecurity attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cybersecurity attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a
“denial-of-service”
attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.
Cybersecurity failures by us or any of our service providers, the Underlying Funds, or the issuers of securities in which the Underlying Funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your Accumulation Units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cybersecurity attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cybersecurity risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cybersecurity attack tactics. As a result, it is possible that we or our service providers or the Underlying Funds will not be able to adequately identify or prepare for all cybersecurity attacks. In addition, we cannot directly control the cybersecurity plans or systems implemented by our service providers or the Underlying Funds.
We are exposed to risks related to natural and
man-made
disasters, such as storms, fires, earthquakes, public health crises and acts of terrorism, which could adversely affect our ability to administer the contract. In the event that a natural or man-made
disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made
disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

COVID19 Risk [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19
Risk
. The
COVID-19
pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the
COVID-19
pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.

TIAA CREF Bond Index Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF Bond Index Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	(13.24%)
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	0.88%
TIAA CREF Core Bond Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF Core Bond Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(13.24%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.49%
TIAA CREF Core Impact Bond Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF Core Impact Bond Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(14.01%)
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	1.57%
TIAA CREF Core Plus Bond Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF Core Plus Bond Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(13.32%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.68%
TIAA CREF Emerging Markets Equity Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Emerging Markets Equity Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(20.02%)
Average Annual Total Returns, 5 Years [Percent]	(3.65%)
Average Annual Total Returns, 10 Years [Percent]	0.25%
TIAA CREF Emerging Markets Equity Index Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Emerging Markets Equity Index Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	(20.22%)
Average Annual Total Returns, 5 Years [Percent]	(1.62%)
Average Annual Total Returns, 10 Years [Percent]	1.16%
TIAA CREF Equity Index Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Equity Index Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(19.17%)
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	12.10%
TIAA CREF Green Bond Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF Green Bond Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]	(12.98%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF Growth And Income Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Growth & Income Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(22.11%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	11.48%
TIAA CREF HighYield Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF High-Yield Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(9.83%)
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	3.48%
TIAA CREF Inflation Linked Bond Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF Inflation-Linked Bond Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(7.20%)
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	0.93%
TIAA CREF International Bond Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF International Bond Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.60%	[5]
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF International Equity Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF International Equity Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(17.33%)
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	4.18%
TIAA CREF International Equity Index Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF International Equity Index Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(14.20%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	4.73%
TIAA CREF International Opportunities Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF International Opportunities Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.47%)
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF LargeCap Growth Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(32.76%)
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	12.86%
TIAA CREF Large Cap Growth Index Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Growth Index Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(29.17%)
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	14.03%
TIAA CREF Large Cap Value Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(6.99%)
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	9.71%
TIAA CREF Large Cap Value Index Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Large-Cap Value Index Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(7.54%)
Average Annual Total Returns, 5 Years [Percent]	6.63%
Average Annual Total Returns, 10 Years [Percent]	10.24%
TIAA CREF Lifecycle Retirement Income Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Retirement Income Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.37%	[5]
Average Annual Total Returns, 1 Year [Percent]	(12.51%)
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	4.67%
TIAA CREF Lifecycle Two Zero One Zero Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2010 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.37%	[5]
Average Annual Total Returns, 1 Year [Percent]	(12.40%)
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	4.98%
TIAA CREF Lifecycle Two Zero One Five Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2015 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.38%	[5]
Average Annual Total Returns, 1 Year [Percent]	(12.85%)
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	5.44%
TIAA CREF Lifecycle Two Zero Two Zero Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2020 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.39%	[5]
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	5.94%
TIAA CREF Lifecycle Two Zero Two Five Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2025 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.41%	[5]
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.57%
TIAA CREF Lifecycle Two Zero Three Zero Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2030 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.42%	[5]
Average Annual Total Returns, 1 Year [Percent]	(15.16%)
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	7.17%
TIAA CREF Lifecycle 2035 Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2035 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.43%	[5]
Average Annual Total Returns, 1 Year [Percent]	(15.98%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	7.75%
TIAA CREF Lifecycle 2040 Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2040 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.44%	[5]
Average Annual Total Returns, 1 Year [Percent]	(16.67%)
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	8.23%
TIAA CREF Lifecycle 2045 Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2045 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.32%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.50%
TIAA CREF Lifecycle 2050 Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2050 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.65%)
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	8.56%
TIAA CREF Lifecycle Two Thousand Fifty Five Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2055 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.73%)
Average Annual Total Returns, 5 Years [Percent]	5.13%
Average Annual Total Returns, 10 Years [Percent]	8.61%
TIAA CREF Lifecycle Two Thousand Sixty Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2060 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.79%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF Lifecycle Two Thousand Sixty Five Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle 2065 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF Lifecycle Index Retirement Income Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index Retirement Income Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(13.46%)
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	4.58%
TIAA CREF Lifecycle Index Two Thousand Ten Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2010 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(13.24%)
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	4.90%
TIAA CREF Lifecycle Index Two Thousand Fifteen Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2015 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(13.80%)
Average Annual Total Returns, 5 Years [Percent]	3.39%
Average Annual Total Returns, 10 Years [Percent]	5.37%
TIAA CREF Lifecycle Index Two Thousand Twenty Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2020 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(14.36%)
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	5.94%
TIAA CREF Lifecycle Index Two Thousand Twenty Five Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2025 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(15.02%)
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	6.62%
TIAA CREF Lifecycle Index Two Thousand Thirty Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2030 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(15.70%)
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	7.29%
TIAA CREF Lifecycle Index Two Thousand Thirty Five Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2035 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(16.28%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	7.94%
TIAA CREF Lifecycle Index Two Thousand Forty Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2040 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(16.68%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.51%
TIAA CREF Lifecycle Index Two Thousand Forty Five Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2045 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.24%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.82%
TIAA CREF Lifecycle Index Two Thousand Fifty Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2050 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.50%)
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	8.91%
TIAA CREF Lifecycle Index Two Thousand Fifty Five Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2055 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.57%)
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	8.97%
TIAA CREF Lifecycle Index Two Thousand Sixty Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2060 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.59%)
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF Lifecycle Index Two Thousand Sixty Five Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TIAA-CREF Lifecycle Index 2065 Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.61%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF MidCap Growth Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Mid-Cap Growth Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(33.08%)
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	8.74%
TIAA CREF MidCap Value Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Mid-Cap Value Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(10.34%)
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	8.63%
TIAA CREF Money Market Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	TIAA-CREF Money Market Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	1.48%
Average Annual Total Returns, 5 Years [Percent]	1.15%
Average Annual Total Returns, 10 Years [Percent]	0.68%
TIAA CREF Quant International Small Cap Equity Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Quant International Small-Cap Equity Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.34%)
Average Annual Total Returns, 5 Years [Percent]	(2.19%)
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF Quant Small MidCap Equity Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Quant Small/Mid-Cap Equity Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(16.41%)
Average Annual Total Returns, 5 Years [Percent]	8.99%
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF Quant Small Cap Equity Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Quant Small-Cap Equity Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(15.44%)
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	10.40%
TIAA CREF Real Estate Securities Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Real Estate Securities Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(28.73%)
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	7.30%
TIAA CREF S P Five Hundred Index Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF S&P 500 Index Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(18.12%)
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	12.50%
TIAA CREF Short Duration Impact Bond Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF Short Duration Impact Bond Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.35%	[5]
Average Annual Total Returns, 1 Year [Percent]	(3.79%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF Short Term Bond Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF Short-Term Bond Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(2.89%)
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	1.27%
TIAA CREF Short Term Bond Index Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	TIAA-CREF Short-Term Bond Index Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	(3.78%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF Small Cap Blend Index Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Small-Cap Blend Index Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	(20.29%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	9.19%
TIAA CREF Social Choice Equity Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Social Choice Equity Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	(17.77%)
Average Annual Total Returns, 5 Years [Percent]	9.23%
Average Annual Total Returns, 10 Years [Percent]	12.02%
TIAA CREF Social Choice International Equity Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Social Choice International Equity Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(14.78%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]
TIAA CREF Social Choice Low Carbon Equity Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	TIAA-CREF Social Choice Low Carbon Equity Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]
Nuveen Mid Cap Value Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.79%	[5]
Average Annual Total Returns, 1 Year [Percent]	(10.32%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Nuveen Real Asset Income Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Nuveen Real Asset Income Fund (Class R6)
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(11.72%)
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]
Nuveen Winslow LargeCap Growth ESG Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6)
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	0.56%	[5]
Average Annual Total Returns, 1 Year [Percent]	(31.24%)
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]
Amana Growth Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Amana Growth Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(19.22%)
Average Annual Total Returns, 5 Years [Percent]	14.20%
Average Annual Total Returns, 10 Years [Percent]
Amana Income Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Amana Income Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(8.51%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]
Amana Participation Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Amana Participation Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(4.64%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]
American Beacon Bridgeway Large Cap Growth Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Beacon Bridgeway Large Cap Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Bridgeway Capital Management, LLC.
Current Expenses [Percent]	0.76%	[5]
Average Annual Total Returns, 1 Year [Percent]	(25.15%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
American Century Mid Cap Value Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(1.13%)
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]
American Funds EuroPacific Growth Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(22.72%)
Average Annual Total Returns, 5 Years [Percent]	1.54%
Average Annual Total Returns, 10 Years [Percent]	5.30%
American Funds New Perspective Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	American Funds New Perspective Fund (Class R6)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(25.61%)
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	10.29%
American Funds Washington Mutual Investors Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund (Class R6)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(8.18%)
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	12.25%
Ariel Appreciation Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(12.16%)
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	9.67%
BlackRock High Yield Bond Fund Class K [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock High Yield Bond Fund (Class K)	[6]
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(10.34%)
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	4.25%
BlackRock Inflation Protected Bond Fund Class K [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Inflation Protected Bond Fund (Class K)	[6]
Current Expenses [Percent]	0.30%	[5]
Average Annual Total Returns, 1 Year [Percent]	(11.47%)
Average Annual Total Returns, 5 Years [Percent]	2.18%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Champlain Mid Cap Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Champlain Mid Cap Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Champlain Investment Partners, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	12.82%
Delaware Emerging Markets Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware Emerging Markets Fund (Class R6)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited (Subadviser)
Current Expenses [Percent]	1.12%	[5]
Average Annual Total Returns, 1 Year [Percent]	(28.61%)
Average Annual Total Returns, 5 Years [Percent]	(1.84%)
Average Annual Total Returns, 10 Years [Percent]
Delaware Small Cap Value Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware Small Cap Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	D elaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(12.06%)
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]
DFA Emerging Markets Portfolio Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Emerging Markets Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.36%	[5]
Average Annual Total Returns, 1 Year [Percent]	(16.88%)
Average Annual Total Returns, 5 Years [Percent]	(0.55%)
Average Annual Total Returns, 10 Years [Percent]	1.79%
DFA US Sustainability Core One Portfolio Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA US Sustainability Core 1 Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(17.84%)
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Dodge Cox International Stock Fund Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Dodge & Cox International Stock Fund (Class I)¹	[6]
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(6.78%)
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
Invesco Discovery Mid Cap Growth Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(30.81%)
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]
iShares Russell MidCap Index Fund Class K [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	iShares Russell Mid-Cap Index Fund (Class K)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	(17.24%)
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]
JPMorgan Equity Income Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	JPMorgan Equity Income Fund (Class R6)
Portfolio Company Adviser [Text Block]	JPMorgan Investment Management Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(1.64%)
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	12.01%
JPMorgan Large Cap Growth Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	JPMorgan Investment Management Inc.
Current Expenses [Percent]	0.44%	[5]
Average Annual Total Returns, 1 Year [Percent]	(25.21%)
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	15.50%
JPMorgan Small Cap Value Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	JPMorgan Investment Management Inc.
Current Expenses [Percent]	0.74%	[5]
Average Annual Total Returns, 1 Year [Percent]	(13.23%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Lazard International Equity Portfolio Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard International Equity Portfolio (Class R6)
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.80%	[5]
Average Annual Total Returns, 1 Year [Percent]	(14.82%)
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]
Lord Abbett High Yield Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett High Yield Fund (Class R6)¹	[6]
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(13.41%)
Average Annual Total Returns, 5 Years [Percent]	1.16%
Average Annual Total Returns, 10 Years [Percent]
MFS International Diversification Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	MFS International Diversification Fund (Class R6)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%	[5]
Average Annual Total Returns, 1 Year [Percent]	(17.02%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]
MFS Mid Cap Growth Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS Mid Cap Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.66%	[5]
Average Annual Total Returns, 1 Year [Percent]	(28.29%)
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]
MFS Mid Cap Value Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS Mid Cap Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.62%	[5]
Average Annual Total Returns, 1 Year [Percent]	(8.64%)
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]
MFS Value Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS Value Fund (Class R6)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.43%	[5]
Average Annual Total Returns, 1 Year [Percent]	(5.80%)
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Nationwide Geneva Small Cap Growth Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Geneva Small Cap Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Geneva Capital Management LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(24.42%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]
Northern Global Sustainability Index Fund Class K [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Northern Global Sustainability Index Fund (Class K)
Portfolio Company Adviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	(19.37%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Parnassus Core Equity Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Parnassus Core Equity Fund (Institutional Class)
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	10.66%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Parnassus Mid Cap Growth Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Parnassus Mid Cap Growth Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(33.45%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]
Parnassus Mid Cap Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Parnassus Mid Cap Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(21.41%)
Average Annual Total Returns, 5 Years [Percent]	4.98%
Average Annual Total Returns, 10 Years [Percent]
Parnassus Value Equity Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Parnassus Value Equity Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.65%	[5]
Average Annual Total Returns, 1 Year [Percent]	(13.61%)
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]
PGIM Total Return Bond Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PGIM Total Return Bond Fund (Class R6)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM, Inc.
Current Expenses [Percent]	0.39%	[5]
Average Annual Total Returns, 1 Year [Percent]	(14.86%)
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	1.80%
PIMCO Income Fund Institutional Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Income Fund (Institutional Class)	[6]
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(7.81%)
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	4.00%
Templeton Global Bond Fund Class R6 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Templeton Global Bond F un d (Class R6)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.55%	[5]
Average Annual Total Returns, 1 Year [Percent]	(5.79%)
Average Annual Total Returns, 5 Years [Percent]	(2.42%)
Average Annual Total Returns, 10 Years [Percent]
T Rowe Price Blue Chip Growth Fund I Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price ® Blue Chip Growth Fund (I Class)
Portfolio Company Adviser [Text Block]	T. Rowe Price ® Associates, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(38.51%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]
T Rowe Price LargeCap Growth Fund I Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price® Large-Cap Growth Fund (I Class)
Portfolio Company Adviser [Text Block]	T. Rowe Price ® Associates, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(35.18%)
Average Annual Total Returns, 5 Years [Percent]	8.35%
Average Annual Total Returns, 10 Years [Percent]	13.85%
T Rowe Price QM U S SmallCap Growth Equity Fund I Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price ® QM U.S. Small-Cap Growth Equity Fund (I Class)
Portfolio Company Adviser [Text Block]	T. Rowe Price ® Associates, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(22.31%)
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]
Vanguard Balanced Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard ® Balanced Index Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	(16.90%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	7.77%
Vanguard Emerging Markets Stock Index Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Index
Portfolio Company Name [Text Block]	Vanguard ® Emerging Markets Stock Index Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(17.74%)
Average Annual Total Returns, 5 Years [Percent]	(0.31%)
Average Annual Total Returns, 10 Years [Percent]	1.59%
Vanguard Equity Income Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard ® Equity Income Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Portfolio Company Subadviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	0.0005%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	11.79%
Vanguard Explorer Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard ® Explorer Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	ArrowMark Partners; ClearBridge Investments, LLC; Stephens Investment Management Group, LLC; Wellington Management Company, LLP
Portfolio Company Subadviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(23.17%)
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	11.65%
Vanguard Extended Market Index Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Index
Portfolio Company Name [Text Block]	Vanguard® Extended Market Index Fund (Institutional Plus Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	(26.45%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	9.65%
Vanguard Federal Money Market Fund Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Vanguard® Federal Money Market Fund (Investor Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	1.55%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	0.71%
Vanguard FTSE All World ex US Small Cap Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	E qu ity
Portfolio Company Name [Text Block]	Vanguard® FTSE All-World ex-US Small-Cap Index Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	(21.29%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Vanguard FTSE Social Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	In de x
Portfolio Company Name [Text Block]	Vanguard ® FTSE Social Index Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(24.22%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Vanguard Inflation Protected Securities Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard ® Inflation-Protected Securities Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Vanguard Institutional Index Fund Institutional Plus Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Index
Portfolio Company Name [Text Block]	Vanguard ® Institutional Index Fund (Institutional Plus Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	(18.13%)
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	12.55%
Vanguard Intermediate Term Treasury Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard ® Intermediate-Term Treasury Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(10.34%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	0.80%
Vanguard Mid Cap Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Mid-Cap Index Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(18.71%)
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	11.10%
Vanguard Real Estate Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Real Estate Index Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(26.20%)
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Vanguard Selected Value Fund Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard ® Selected Value Fund (Investor Shares)
Portfolio Company Adviser [Text Block]	Cooke & Bieler, LP; Donald Smith & Co., Inc. and Pzena Investment Management, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(7.44%)
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Vanguard Small Cap Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Small-Cap Index Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	(17.61%)
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	10.11%
Vanguard Small Cap Value Index Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Index
Portfolio Company Name [Text Block]	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	(9.31%)
Average Annual Total Returns, 5 Years [Percent]	5.80%
Average Annual Total Returns, 10 Years [Percent]	10.29%
Vanguard Total Bond Market Index Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard ® Total Bond Market Index Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.035%
Average Annual Total Returns, 1 Year [Percent]	(13.15%)
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	1.02%
Vanguard Total International Bond Index Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard ® Total International Bond Index Fund (Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	(12.89%)
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]
Vanguard Total International Stock Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard ® Total International Stock Index Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	(16.01%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	4.06%
Vanguard Total Stock Market Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard ® Total Stock Market Index Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	(19.53%)
Average Annual Total Returns, 5 Years [Percent]	8.71%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Vanguard Total World Stock Index Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard ® Total World Stock Index Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(18.01%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Vanguard Treasury Money Market Fund Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Vanguard ® Treasury Money Market Fund (Investor Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	0.70%
Vanguard Wellington Fund Admiral Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard ® Wellington Fund (Admiral Shares)
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(14.26%)
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Western Asset Core Plus Bond Fund Class IS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond Fund (Class IS)
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd in Japan
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(18.85%)
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	1.57%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death benefit
Purpose of Benefit [Text Block]	The amount of the death benefit is the Accumulation on the Valuation Day that we authorize payment of the death benefit.
Guaranteed Minimum Death Benefit [Text Block]	The amount of the death benefit is the Accumulation on the Valuation Day that we authorize payment of the death benefit.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals could significantly reduce the death benefit.
Name of Benefit [Text Block]	Death benefit
Lumpsum benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Lump-sum benefit
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $1,000 from one or more of the investment accounts.
Guaranteed Minimum Accumulation [Text Block]	Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $1,000 from one or more of the investment accounts.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
●
  Subject generally to a minimum amount of $1,000.

●
  A
lump-sum
benefit will not be available before the earliest date permitted under your employer’s plan.

●
  The portion of your Accumulation available to you as a
lump-sum
benefit may be limited by your employer’s plan.

●
  If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump-sum
benefit is subject to the rights of your spouse.

●
  Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.

Name of Benefit [Text Block]	Lump-sum benefit
Systematic Withdrawals [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the investment accounts on a systematic basis.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
●
  Subject generally to a minimum amount of $100.

●
  May be paid semi-monthly, monthly, quarterly, semi-annually or annually.

●
  If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump-sum
benefit is subject to the rights of your spouse.

●
  Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59
1
⁄
2
.

Name of Benefit [Text Block]	Systematic Withdrawals
Systematic Internal Transfers [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Internal Transfers
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account or to your companion TIAA contract on a systematic basis.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Subject generally to a minimum amount of $100 and may be subject to a redemption charge. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.
Name of Benefit [Text Block]	Systematic Internal Transfers
Systematic Withdrawals to Pay Financial Advisory Fees [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Systematic Withdrawals to Pay Financial Advisory Fees
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
●
  Systematic withdrawals to pay financial advisory fees are subject special rules.

●
  We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

●
  The amount withdrawn is subject to a minimum amount of $100.

●
  Withdrawals will lower your Contract value.

●
  You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

Name of Benefit [Text Block]	Systematic Withdrawals to Pay Financial Advisory Fees
Level One [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[7]
Surrender Expense, 1 Year, Maximum [Dollars]	1,251
Surrender Expense, 1 Year, Minimum [Dollars]	123
Surrender Expense, 3 Years, Maximum [Dollars]	3,894
Surrender Expense, 3 Years, Minimum [Dollars]	387
Surrender Expense, 5 Years, Maximum [Dollars]	6,739
Surrender Expense, 5 Years, Minimum [Dollars]	678
Surrender Expense, 10 Years, Maximum [Dollars]	14,840
Surrender Expense, 10 Years, Minimum [Dollars]	1,538
Annuitized Expense, 1 Year, Maximum [Dollars]	1,251
Annuitized Expense, 1 Year, Minimum [Dollars]	123
Annuitized Expense, 3 Years, Maximum [Dollars]	3,894
Annuitized Expense, 3 Years, Minimum [Dollars]	387
Annuitized Expense, 5 Years, Maximum [Dollars]	6,739
Annuitized Expense, 5 Years, Minimum [Dollars]	678
Annuitized Expense, 10 Years, Maximum [Dollars]	14,840
Annuitized Expense, 10 Years, Minimum [Dollars]	1,538
No Surrender Expense, 1 Year, Maximum [Dollars]	1,251
No Surrender Expense, 1 Year, Minimum [Dollars]	123
No Surrender Expense, 3 Years, Maximum [Dollars]	3,894
No Surrender Expense, 3 Years, Minimum [Dollars]	387
No Surrender Expense, 5 Years, Maximum [Dollars]	6,739
No Surrender Expense, 5 Years, Minimum [Dollars]	678
No Surrender Expense, 10 Years, Maximum [Dollars]	14,840
No Surrender Expense, 10 Years, Minimum [Dollars]	1,538
Level One [Member] | Loan Origination Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	125	[8]
Level One [Member] | Annual Maintenance Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 25	[8]
Level Two [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[7]
Surrender Expense, 1 Year, Maximum [Dollars]	1,456
Surrender Expense, 1 Year, Minimum [Dollars]	328
Surrender Expense, 3 Years, Maximum [Dollars]	4,523
Surrender Expense, 3 Years, Minimum [Dollars]	1,031
Surrender Expense, 5 Years, Maximum [Dollars]	7,812
Surrender Expense, 5 Years, Minimum [Dollars]	1,801
Surrender Expense, 10 Years, Maximum [Dollars]	17,110
Surrender Expense, 10 Years, Minimum [Dollars]	4,063
Annuitized Expense, 1 Year, Maximum [Dollars]	1,456
Annuitized Expense, 1 Year, Minimum [Dollars]	328
Annuitized Expense, 3 Years, Maximum [Dollars]	4,523
Annuitized Expense, 3 Years, Minimum [Dollars]	1,031
Annuitized Expense, 5 Years, Maximum [Dollars]	7,812
Annuitized Expense, 5 Years, Minimum [Dollars]	1,801
Annuitized Expense, 10 Years, Maximum [Dollars]	17,110
Annuitized Expense, 10 Years, Minimum [Dollars]	4,063
No Surrender Expense, 1 Year, Maximum [Dollars]	1,456
No Surrender Expense, 1 Year, Minimum [Dollars]	328
No Surrender Expense, 3 Years, Maximum [Dollars]	4,523
No Surrender Expense, 3 Years, Minimum [Dollars]	1,031
No Surrender Expense, 5 Years, Maximum [Dollars]	7,812
No Surrender Expense, 5 Years, Minimum [Dollars]	1,801
No Surrender Expense, 10 Years, Maximum [Dollars]	17,110
No Surrender Expense, 10 Years, Minimum [Dollars]	4,063
Level Two [Member] | Loan Origination Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	125	[8]
Level Two [Member] | Annual Maintenance Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 25	[8]
Level Three [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[7]
Surrender Expense, 1 Year, Maximum [Dollars]	1,609
Surrender Expense, 1 Year, Minimum [Dollars]	482
Surrender Expense, 3 Years, Maximum [Dollars]	4,993
Surrender Expense, 3 Years, Minimum [Dollars]	1,512
Surrender Expense, 5 Years, Maximum [Dollars]	8,611
Surrender Expense, 5 Years, Minimum [Dollars]	2,636
Surrender Expense, 10 Years, Maximum [Dollars]	18,784
Surrender Expense, 10 Years, Minimum [Dollars]	5,925
Annuitized Expense, 1 Year, Maximum [Dollars]	1,609
Annuitized Expense, 1 Year, Minimum [Dollars]	482
Annuitized Expense, 3 Years, Maximum [Dollars]	4,993
Annuitized Expense, 3 Years, Minimum [Dollars]	1,512
Annuitized Expense, 5 Years, Maximum [Dollars]	8,611
Annuitized Expense, 5 Years, Minimum [Dollars]	2,636
Annuitized Expense, 10 Years, Maximum [Dollars]	18,784
Annuitized Expense, 10 Years, Minimum [Dollars]	5,925
No Surrender Expense, 1 Year, Maximum [Dollars]	1,609
No Surrender Expense, 1 Year, Minimum [Dollars]	482
No Surrender Expense, 3 Years, Maximum [Dollars]	4,993
No Surrender Expense, 3 Years, Minimum [Dollars]	1,512
No Surrender Expense, 5 Years, Maximum [Dollars]	8,611
No Surrender Expense, 5 Years, Minimum [Dollars]	2,636
No Surrender Expense, 10 Years, Maximum [Dollars]	18,784
No Surrender Expense, 10 Years, Minimum [Dollars]	5,925
Level Three [Member] | Loan Origination Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	125	[8]
Level Three [Member] | Annual Maintenance Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 25	[8]
Level Four [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[7]
Surrender Expense, 1 Year, Maximum [Dollars]	1,917
Surrender Expense, 1 Year, Minimum [Dollars]	789
Surrender Expense, 3 Years, Maximum [Dollars]	5,929
Surrender Expense, 3 Years, Minimum [Dollars]	2,469
Surrender Expense, 5 Years, Maximum [Dollars]	10,193
Surrender Expense, 5 Years, Minimum [Dollars]	4,293
Surrender Expense, 10 Years, Maximum [Dollars]	22,058
Surrender Expense, 10 Years, Minimum [Dollars]	9,569
Annuitized Expense, 1 Year, Maximum [Dollars]	1,917
Annuitized Expense, 1 Year, Minimum [Dollars]	789
Annuitized Expense, 3 Years, Maximum [Dollars]	5,929
Annuitized Expense, 3 Years, Minimum [Dollars]	2,469
Annuitized Expense, 5 Years, Maximum [Dollars]	10,193
Annuitized Expense, 5 Years, Minimum [Dollars]	4,293
Annuitized Expense, 10 Years, Maximum [Dollars]	22,058
Annuitized Expense, 10 Years, Minimum [Dollars]	9,569
No Surrender Expense, 1 Year, Maximum [Dollars]	1,917
No Surrender Expense, 1 Year, Minimum [Dollars]	789
No Surrender Expense, 3 Years, Maximum [Dollars]	5,929
No Surrender Expense, 3 Years, Minimum [Dollars]	2,469
No Surrender Expense, 5 Years, Maximum [Dollars]	10,193
No Surrender Expense, 5 Years, Minimum [Dollars]	4,293
No Surrender Expense, 10 Years, Maximum [Dollars]	22,058
No Surrender Expense, 10 Years, Minimum [Dollars]	9,569
Level Four [Member] | Loan Origination Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	125	[8]
Level Four [Member] | Annual Maintenance Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 25	[8]
Before contractual fee waiver expense reimbursements [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before contractual fee waiver/expense reimbursements)
Portfolio Company Expenses Minimum [Percent]	0.02%
Portfolio Company Expenses Maximum [Percent]	3.74%
After contractual fee waiver expense reimbursements [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after contractual fee waiver/expense reimbursements)*
Portfolio Company Expenses Minimum [Percent]	0.02%	[9]
Portfolio Company Expenses Maximum [Percent]	1.12%	[9]
Accumulation Expenses [Member] | Level One [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Accumulation Expenses [Member] | Level Two [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Accumulation Expenses [Member] | Level Three [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Accumulation Expenses [Member] | Level Four [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Payout Annuity Expenses [Member] | Level One [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Payout Annuity Expenses [Member] | Level Two [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Payout Annuity Expenses [Member] | Level Three [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Payout Annuity Expenses [Member] | Level Four [Member]
Prospectus:
Administrative Expense, Current [Dollars]	$ 0	[10]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[10]

[1]	A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.
[2]	As a percentage of average Accumulation. The contractual maximum fee is 2.00%.
[3]	As a percentage of fund assets.
[4]	There is no charge for any elected optional benefit under your Contract.
[5]	The Fund’s annual expenses reflect temporary fee reductions.
[6]	If the name of the adviser or sub-adviser is not listed, it is because the name is incorporated into the name of the Fund or the fund company.
[7]	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.
[8]	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.
[9]	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
[10]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.